UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08363

EVERGREEN SELECT EQUITY TRUST
_______________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
_______________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
_______________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:  7/31, 9/30

Date of reporting period:  7/1/2010 - 7/16/2010

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Select Equity Trust (the "Registrant"):

Evergreen Domestic Growth Equity Funds (FYE 9/30)
     Evergreen Strategic Growth Fund

Evergreen Blend Equity Funds (FYE 7/31)
     Evergreen Equity Index Fund


The following series of the Registrant merged into the Wells Fargo Advantage Funds family of funds during the reporting period (date of merger indicated below):

	Evergreen Strategic Growth Fund
	(Merged on 7/19/2010)

The following series of the Registrant merged into the Wells Fargo Advantage Funds family of funds during the reporting period, held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, has no proxy votes to report:

	Evergreen Equity Index Fund


The following is the proxy voting record for each series of the Registrant that has a proxy voting record during the reporting period:


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08363
Reporting Period: 07/01/2010 - 07/16/2010
Evergreen Select Equity Trust




======================= EVERGREEN STRATEGIC GROWTH FUND ========================


MARVELL TECHNOLOGY GROUP LTD

Ticker:       MRVL           Security ID:  G5876H105
Meeting Date: JUL 8, 2010    Meeting Type: Annual
Record Date:  MAY 20, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Ta-lin Hsu as Director            For       For          Management
1b    Elect John G. Kassakian as Director     For       For          Management
2     Declassify the Board of Directors       For       For          Management
3     Adopt Simple Majority Vote for Election For       For          Management
      of Directors
4     Approve Executive Incentive Bonus Plan  For       For          Management
5     Amend Omnibus Stock Plan                For       For          Management
6     Approve Auditors and Authorize Board to For       For          Management
      Fix Their Remuneration



========== END NPX REPORT



                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN SELECT EQUITY TRUST
                                By:   /s/ Jeremy DePalma
                                ---------------------------------------
                                   Jeremy DePalma
				   Treasurer

Date:  April 12, 2011
     ----------------------